Borrowings - Existing Facilities (Details) $ in Thousands																											12 Months Ended
	Oct. 26, 2021 USD ($)	Aug. 20, 2021 USD ($)	Jun. 11, 2021 USD ($)	Jan. 22, 2021 USD ($)	Dec. 29, 2020 USD ($)	Nov. 12, 2020 USD ($)	Oct. 21, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jul. 09, 2020 USD ($)	May 07, 2020 USD ($)	Mar. 26, 2020 USD ($)	Dec. 12, 2019 USD ($) item installment loan tranche	Apr. 01, 2019 USD ($)	Mar. 11, 2019 USD ($)	Mar. 07, 2019 USD ($)	Mar. 06, 2019 USD ($)	Feb. 20, 2019 USD ($) installment	Mar. 23, 2018 USD ($)	Mar. 14, 2018 USD ($)	Jan. 02, 2018 USD ($)	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) loan item tranche	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 30, 2020 USD ($) installment	Jul. 16, 2020 USD ($) installment item loan agreement	Jun. 25, 2019 USD ($) installment	Nov. 12, 2014 USD ($)
Borrowings
Drawn amount																											$ 471,867	$ 2,138,035	$ 905,730
Outstanding balance																											3,658,220	3,773,221
Deferred financing costs																											5,564	5,150
GasLog Partners $260.3M Facility
Borrowings
Maximum borrowing capacity																															$ 260,331
Number of equal semi-annual instalments | installment																															10
Drawn amount									$ 260,331
Outstanding balance																											243,137	260,331
Installment amount																															$ 8,597
Final balloon payment																															$ 174,361
Number of vessels on which the existing indebtedness is refinanced | item																															3
GasLog Partners $193.7M Facility
Borrowings
Maximum borrowing capacity																															$ 193,713
Number of equal semi-annual instalments | installment																															10
Drawn amount									193,713
Outstanding balance																											176,515	193,713
Installment amount																															$ 8,599
Final balloon payment																															$ 107,723
Number of vessels on which the existing indebtedness is refinanced | item																															3
GasLog Chelsea $96.8M Facility
Borrowings
Maximum borrowing capacity																														$ 96,815
Drawn amount								$ 96,815
Outstanding balance																											87,357	94,923
Number of quarterly repayments | installment																														20
Installment amount																														$ 1,891
Final balloon payment																														$ 58,995
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | October 2015 Facility
Borrowings
Number of international banks with debt financing agreement | item																										14
Maximum borrowing capacity																										$ 1,311,356
Number of new buildings expected to be delivered | item																										8
Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure") coverage over facility																										60.00%
Number of tranches in loan agreement | tranche																										4
Number of sub-divided loans in the facility | loan																										8
Number of loans per newbuilding vessels | loan																										1
Drawn amount															$ 165,805				$ 165,805	$ 166,210	$ 166,210	$ 160,697	$ 160,697	$ 162,967	$ 162,967
Outstanding balance																											667,656	873,776
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranches 1-3
Borrowings
Number of equal semi-annual instalments | tranche																										24
Commencement of first installment after delivery of newbuilding																										6 months
Profile of debt instrument (in years)																										12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 1
Borrowings
Maximum borrowing capacity																										$ 412,458
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 2
Borrowings
Maximum borrowing capacity																										201,094
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 3
Borrowings
Maximum borrowing capacity																										206,115
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 4
Borrowings
Maximum borrowing capacity																										$ 491,690
Number of equal semi-annual instalments																										20
Commencement of first installment after delivery of newbuilding																										6 months
Profile of debt instrument (in years)																										20 years
GAS-twenty five Ltd | October 2015 Facility
Borrowings
Prepayment of debt instrument							$ 136,776
Unamortized fees written off							$ 3,571
GAS-twenty four Ltd | October 2015 Facility
Borrowings
Prepayment of debt instrument				$ 130,889
Unamortized fees written off				$ 3,528
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | Old Partnership Facility
Borrowings
Maximum borrowing capacity																																	$ 450,000
Prepayment of debt instrument																	$ 354,375
Unamortized fees written off																$ 988
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 GasLog Partners Facility
Borrowings
Maximum borrowing capacity																		$ 450,000
Drawn amount														$ 75,000			$ 360,000
Outstanding balance																											273,568	398,501
Maximum percentage of aggregate amount outstanding under facility to aggregate market value of vessels securing facility																		75.00%
Number of quarterly repayments | installment																		20
Installment amount																		$ 7,357
Amount available to be redrawn																											0	0
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | 2019 GasLog Partners Facility | Maximum
Borrowings
Final balloon payment																		$ 302,860
GAS-three Ltd | 2019 GasLog Partners Facility
Borrowings
Prepayment of debt instrument	$ 97,050
Unamortized fees written off	604
GasLog Hellas-1 Special Maritime Enterprise | GasLog Warsaw Facility
Borrowings
Maximum borrowing capacity																																$ 129,500
Outstanding balance																											114,931	121,406
Number of quarterly repayments | installment																																28
Installment amount																																$ 1,619
Final balloon payment																																$ 84,175
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB
Borrowings
Number of international banks with debt financing agreement | item													13
Maximum borrowing capacity													$ 1,052,791
Number of new buildings expected to be delivered | item													7
Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure") coverage over facility													60.00%
Number of tranches in loan agreement | tranche													4
Number of sub-divided loans in the facility | loan													7
Number of loans per newbuilding vessels | loan													1
Drawn amount		$ 152,955	$ 152,955		$ 147,845	$ 147,845				$ 149,281	$ 149,386	$ 152,525
Outstanding balance																											998,189	738,422
Deferred financing costs																											0	4,658
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 1
Borrowings
Maximum borrowing capacity													$ 176,547
Number of equal semi-annual instalments | installment													24
Commencement of first installment after delivery of newbuilding													6 months
Profile of debt instrument (in years)													12 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 2
Borrowings
Maximum borrowing capacity													$ 174,787
Number of equal semi-annual instalments | installment													14
Commencement of first installment after delivery of newbuilding													6 months
Profile of debt instrument (in years)													7 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 3
Borrowings
Maximum borrowing capacity													$ 356,671
Number of equal semi-annual instalments | installment													24
Commencement of first installment after delivery of newbuilding													6 months
Profile of debt instrument (in years)													12 years
GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd | Facility 7xNB Tranche 4
Borrowings
Maximum borrowing capacity													$ 344,786
Facility repayment period after delivery													7 years
GAS-twenty Ltd., GAS-seven Ltd., GAS-eight Ltd. | GasLog Partners $260.3M Facility
Borrowings
Refinancing of outstanding indebtedness									258,532
GAS-nineteen Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | GasLog Partners $193.7M Facility
Borrowings
Refinancing of outstanding indebtedness									174,867
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility
Borrowings
Maximum borrowing capacity																															$ 576,888
Drawn amount									576,888
Refinancing of outstanding indebtedness									$ 557,026
Number of vessels on which the existing indebtedness is refinanced | agreement																															6
Amount available to be redrawn																											0	0
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility Term Loan
Borrowings
Maximum borrowing capacity																															$ 494,475
Outstanding balance																											360,338	494,475
Number of quarterly repayments | loan																															18
Installment amount																															$ 9,349
Final balloon payment																															307,495
Amount of initial repayment																															18,698
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. | GasLog $576.9M Facility Revolving Loan
Borrowings
Maximum borrowing capacity																															$ 82,413
Outstanding balance																											$ 66,619	$ 82,413
GAS-ten Ltd | GasLog $576.9M Facility
Borrowings
Unamortized fees written off	1,302
GAS-ten Ltd | GasLog $576.9M Facility Term Loan
Borrowings
Prepayment of debt instrument	87,390
GAS-ten Ltd | GasLog $576.9M Facility Revolving Loan
Borrowings
Prepayment of debt instrument	$ 15,794
GAS-fifteen Ltd | GasLog Chelsea $96.8M Facility
Borrowings
Refinancing of outstanding indebtedness								$ 92,153